Note 8 - Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Preferred Stock [Text Block]
8.

Stockholders
'
Equity

Convertible Preferred Stock

We are authorized to issue up to
10,000,000
shares of our Preferred Stock,
$.01
par value, which
may
be issued in
one
or more series. The table below presents our issued and outstanding series of preferred stock as of
December 31, 2020
and
2019.
Each series of our outstanding preferred stock has a stated value of
$1,000
per share. Further details concerning each series of preferred stock, and the changes in each series during the years ended
December 31, 2020
and
2019
are discussed in the sections that follow the table.

	December 31, 2020		December 31, 2019
		Carrying		Carrying
	Shares	Value	Shares	Value
Series B Convertible Preferred Stock	100	$76,095	100	$76,095
Series H Convertible Preferred Stock	-	-	1,686	1,156,338
Series I Convertible Preferred Stock	-	-	700	700,000
Total	100	$76,095	2,486	$1,932,433

Series B Convertible Preferred Stock
–
Our Series B Convertible Preferred Stock,
$1,000
stated value (“Series B Preferred Stock”), has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series B Preferred Stock has no
voting rights and is
not
entitled to a dividend. As of
December 31, 2020,
there were
100
shares of Series B Preferred Stock outstanding, convertible at any time at the option of the holder into shares of common stock at a fixed conversion price of
$7,000,000
per common share.

Series C Convertible Preferred Stock
–
Our Series C Convertible Preferred Stock,
$1,000
stated value (“Series C Preferred Stock”), has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series C Preferred Stock has no
voting rights and is
not
entitled to a dividend. During
2019,
587
shares of our Series C Preferred Stock were converted into
2
shares of our common stock and the remaining
1,563
shares of Series C Preferred Stock were exchanged for Series F Preferred Stock. As of
December 31, 2020,
there were
no
shares of Series C Preferred Stock outstanding.

Series E Convertible Preferred Stock
– Our Series E Convertible Preferred Stock,
$1,000
stated value, (“Series E Preferred Stock”) has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series E Preferred Stock has no
voting rights and is
not
entitled to a dividend. During
2019,
all outstanding shares of Series E Preferred Stock (
1,200
shares) were exchanged for Series F Preferred Stock. As of
December 31, 2020,
there were
no
shares of Series E Preferred Stock outstanding.

Series F Preferred Stock
–
In
February 2019,
we entered into Exchange Agreements with holders of our Series C and Series E Preferred Stock, pursuant to which the holders exchanged all shares of Series C and Series E Preferred Stock held by them for an aggregate of
2,763
shares of Series F Convertible Preferred Stock (“Series F Preferred Stock”). Our Series F Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series F Preferred Stock has no
voting rights and is
not
entitled to a dividend. During
2019,
507
shares of Series F Preferred Stock were converted into
9
shares of our common stock and all remaining outstanding shares of Series F Preferred Stock (
2,256
shares) were exchanged for Series H Preferred Stock. As of
December 31, 2020,
there were
no
shares of Series F Preferred Stock outstanding.

Series G Preferred Stock
–
In
February 2019,
we entered into a Securities Purchase Agreement with the purchasers identified therein (the “Purchasers”) providing for sale to the Purchasers of an aggregate of up to
1,000
shares of our Series G Convertible Preferred Stock (“Series G Preferred Stock”) and related warrants for gross proceeds of up to
$1.0
million, which was funded at
three
different closings. Our Series G Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series G Preferred Stock has no
voting rights and is
not
entitled to a dividend. At the
first
closing, which occurred in
February 2019,
we issued
500
shares of Series G Preferred Stock in exchange for the payment by the Purchasers of
$250,000
in the aggregate, plus the cancellation of Term Notes held by the Purchasers in the amount of
$250,000.
At the
second
and
third
closings, which occurred in
April
and
June 2019,
we issued an aggregate of
500
additional shares of Series G Preferred Stock in exchange for the payment by the Purchasers of a total of
$500,000
.
During
July 2019,
all outstanding shares of Series G Preferred Stock (
1,000
shares) were exchanged for Series H Preferred Stock. As of
December 31, 2020,
there were
no
shares of Series G Preferred Stock outstanding.

Series H Preferred Stock
–
In
July 2019,
we entered into Exchange Agreements with holders of our Series F and Series G Preferred Stock, pursuant to which the holders exchanged all shares of Series F and Series G Preferred Stock held by them for an aggregate of
3,256
shares of Series H Convertible Preferred Stock (“Series H Preferred Stock”). Our Series H Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series H Preferred Stock has no
voting rights and is
not
entitled to a dividend. During
2019,
1,570
shares of Series H Preferred Stock were converted into
14,808
shares of our common stock. During
2020,
1,686
shares of our Series H Convertible Preferred Stock were converted into
469,697
shares of our common stock. As of
December 31, 2020,
there were
no
shares of Series H Preferred Stock outstanding.

Series I Preferred Stock
–
In
July 2019,
we entered into a Securities Purchase Agreement with the purchasers identified therein (the “Purchasers”) providing for sale to the Purchasers of an aggregate of
700
shares of our Series I Convertible Preferred Stock (“Series I Preferred Stock”) for gross proceeds of
$700,000.
Our Series I Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series I Preferred Stock has no
voting rights and is
not
entitled to a dividend. During
2020,
700
shares of our Series I Convertible Preferred Stock were converted into
204,371
shares of our common stock. As of
December 31, 2020,
there were
no
shares of Series I Preferred Stock outstanding.

Series J Preferred Stock
–
In
January 2020,
we entered into a Securities Purchase Agreement with the purchasers identified therein (the “Purchasers”) providing for sale to the Purchasers of an aggregate of
300
shares of our Series J Convertible Preferred Stock (“Series J Preferred Stock”) for gross proceeds of
$300,000.
Our Series J Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series J Preferred Stock has no
voting rights and is
not
entitled to a dividend. During
2020,
300
shares of Series J Preferred Stock were converted into
42,723
shares of our common stock. As of
December 31, 2020,
there were
no
shares of Series J Preferred Stock outstanding

Common Stock

Reverse Stock Splits
– On
April 30, 2019,
we effected a
1
-for-
500
reverse stock split of our common stock, on
January 21, 2020,
we effected a
1
-for-
2000
reverse split of our common stock and on
September 25, 2020,
we effected a
1
-for-
20
reverse split of our common stock.

Conversions of Preferred Stock
– During
2020
and
2019
we issued an aggregate of
716,790
and
14,819
shares of our common stock, respectively, pursuant to the conversion of several series of our convertible preferred stock as discussed above.

Public Offering
–
On
September 24, 2020,
we entered into an Underwriting Agreement (the “Underwriting Agreement”) with Maxim Group LLC, as representative of the underwriters (the “Representative”), for an underwritten public offering (the “Offering”) of an aggregate of
2,560,000
units of our equity securities (the “Units”). The Offering closed on
September 29, 2020,
with gross proceeds to us of approximately
$12.8
million; net proceeds after deducting underwriting discounts and commissions and other offering expenses were approximately
$11.2
million.

Of the
2,560,000
Units sold in the Offering: (a)
2,310,000
Units consist of
one
share of our common stock, and a Warrant to purchase
one
share of common stock (each, a “Unit Warrant”); and (b)
250,000
Units consisting of a Pre-Funded Warrant to purchase
one
share of common stock and a Unit Warrant. The Pre-Funded Warrants provided the holder the right to purchase one
share of common stock at an exercise price of
$0.01
per share and were exercised in full during
October 2020.
The Unit Warrants provide the holder the right to purchase
one
share of common stock, are immediately exercisable at an exercise price of
$5.00
per share and expire
five
years after the issuance date. The public offering price was
$5.00
per Unit (
$4.99
for each Unit including a Pre-Funded Warrant).

Pursuant to the Underwriting Agreement, we issued to the Representative, as a portion of the underwriting compensation, warrants to purchase up to a total of
128,000
shares of common stock (the “Representative Warrants”). The Representative Warrants have an exercise price of
$5.50
per share, are initially exercisable
180
days after the effective date of the Offering and have a term of three
years from their initial exercise date.

Conversion of Deferred Compensation to Equity
–
From
2016
through
August 2020,
to help conserve the Company's cash resources, our executive officers and non-employee directors agreed to defer receipt of all or a portion (at varying levels) of their respective cash compensation. On
September 29, 2020,
upon our consummation of the Offering,
$1,500,000
of the accumulated deferrals were converted at the
$5.00
offering price, resulting in the issuance of
300,001
units substantially similar to the units sold in the public offering, with each unit consisting of one
share of our common stock and
one
warrant substantially similar to a Unit Warrant (a “Management Warrant”).

Conversion of Convertible Debentures to Equity
– As discussed in Note
6,
upon our consummation of the Offering, we issued an aggregate of
177,626
shares of our common stock,
126,042
Pre-Funded Warrants and
303,668
Conversion Warrants upon the mandatory conversion of
$1,214,667
of Convertible Debentures and accrued interest.

Other Common Stock Transactions
– During
2020
and
2019
we issued
26,581
and
162
shares, respectively, of our common stock pursuant to consulting agreements. During
2020,
certain warrants were exercised using the “cashless” exercise feature of the warrants, resulting in the issuance of an aggregate of
36,902
shares of our common stock.

Stock Options

We have a stock-based incentive plan (the
“2020
Plan”) pursuant to which our Board of Directors
may
grant stock options to our employees. A total of
1,000,000
shares of our common stock are reserved for issuance pursuant to the
2020
Plan. The exercise price for any option granted
may
not
be less than fair value (
110%
of fair value for ISO's granted to certain employees). Options have a maximum ten
-year term and generally vest over
three
years.

We use the Black-Scholes model for determining the grant date fair value of our stock option grants. This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted. The significant assumptions we used in our fair value calculations were as follows:

	2020	2019
Weighted average risk-free interest rates	0.69%	N/A
Expected dividend yield	0.0%	N/A
Expected life of option (years)	7.0	N/A
Expected volatility	38.16%	N/A

A summary of stock option activity under the
2020
Plan as of
December 31, 2020,
and changes during the year then ended is presented below.

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	-	$-
Granted	602,000	2.79
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2020	602,000	$2.79	9.9	$355,180
Exercisable at December 31, 2020	-0-	$-	-	$-

The weighted-average grant date fair value of options granted during
2020
was
$1.12.
No
stock options were granted during
2019.
Total employee and director stock-based compensation expense recognized in the consolidated statement of operations for the years ended
December 31, 2020
and
2019
was
$18,730
and
$104,420,
respectively. As of
December 31, 2020,
there is
$655,510
of unrecognized compensation expense related to employee and director stock-based compensation arrangements that will be recognized over a weighted-average period of
2.9
years.

Stock Purchase Warrants

Summary of Warrants Outstanding
– The table below presents summary information about our warrants outstanding as of
December 31, 2020.
Additional information concerning the warrants follows the table.

Warrant Description	Number of Shares	Exercise Price	Expiration
Series I Warrants	62,626	$5.00	Oct-Dec 2024
June 2020 Warrants	120,000	5.00	Jun 2025
Pre-Funded Warrants	126,042	0.01	Perpetual
Unit, Conversion and Management Warrants	3,163,669	5.00	Sep 2025
Representative Warrants	128,000	5.50	Mar 2024
Total Warrants Outstanding at December 31, 2020	3,600,337

Weighted-Average Exercise Price	$4.84
Weighted-Average Remaining Life (excluding Pre-Funded Warrants) (years)	4.7

Series I Warrants
– During
July 2020,
Series I Warrants were exercised using the “cashless” exercise feature of the warrants, resulting in the issuance of
29,755
shares of our common stock. As of
December 31, 2020,
there were
62,626
Series I Warrants outstanding, with an exercise price of
$5.00
per share, reflective of anti-dilution adjustments resulting from the Offering.

June 2020
Warrants
– As discussed in Note
6,
on
June 26, 2020,
in connection with the issuance of the Convertible Debentures, we issued warrants to purchase
120,000
shares of common stock, with a
five
-year term and an exercise price of
$10.00.
As a result of the Offering, on
September 29, 2020
the exercise price was reduced to
$5.00.

Warrants Issued Upon Conversion of Convertible Debentures
– As discussed in Note
6,
on
September 29, 2020,
upon the conversion of the Convertible Debentures into our equity securities, we issued
126,042
Pre-Funded Warrants and
303,668
Conversion Warrants to purchase our common stock.

Warrants Issued Upon Conversion of Deferred Compensation
– As discussed above under “
Common Stock
–
Conversion of Deferred Compensation to Equity
”, on
September
29,
2020,
upon the conversion of amounts owed to current and former executive officers and directors, we issued Management Warrants to purchase
300,001
shares of common stock.

Warrants Issued in Connection with Public Offering
– As discussed above under “
Common Stock
–
Public Offering
”, on
September 29, 2020,
in connection with the Offering, we issued Unit Warrants to purchase
2,560,000
shares of common stock, Pre-Funded Warrants to purchase
250,000
shares of common stock (fully exercised in
October 2020),
and Representative Warrants to purchase
128,000
shares of common stock.

Additional Stock-Based Compensation Expense

In addition to stock-based compensation expense related to the
2020
Plan (see
Stock Options
above), during the years ended
December 31, 2020
and
2019,
we recognized
$45,733
and
$223,080,
respectively, of expense related to the issuance of our common stock pursuant to consulting and investment banking agreements. As of
December 31, 2020,
there is
$48,667
recorded as a prepaid expense for
one
of these arrangements, which will be recognized as expense during
2021
over the term of the related agreement.